Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Note 4: Goodwill and Other Intangible Assets
Goodwill
The carrying amount of goodwill was as follows:

Dollars in thousands	December 31,
	2014	2013
Goodwill	$559,307	$559,307

Goodwill by Segment
The carrying amount of goodwill by segment was as follows:

Dollars in thousands	December 31,
	2014	2013
Redbox	$138,743	$138,743
Coinstar	156,351	156,351
ecoATM	264,213	264,213
Total goodwill	$559,307	$559,307

We elected to by-pass the qualitative assessment and performed the annual goodwill impairment test based on a quantitative analysis as of November 30, 2014. We estimated the fair value of our goodwill bearing reporting units using both the income and market approaches. Our estimates of fair value can change significantly based on factors such as revenue growth rates, profit margins, discount rates, market conditions, market prices, and changes in business strategies. As the estimated fair value of each reporting unit exceeded its respective carrying value in the first step of the goodwill impairment test it was not necessary to proceed to the second step and there was no goodwill impairment in 2014.
Other Intangible Assets
The gross amount of our other intangible assets and the related accumulated amortization were as follows:

Dollars in thousands	Amortization	December 31,
	Period	2014	2013
Retailer relationships	5 - 10 years	$53,295	$53,295
Accumulated amortization		(23,200)	(17,768)
Retailer relationships, net		30,095	35,527
Developed technology	5 years	34,000	34,000
Accumulated amortization		(9,633)	(2,833)
Developed technology, net		24,367	31,167
Other	1 - 40 years	16,800	16,800
Accumulated amortization		(6,571)	(4,111)
Other, net		10,229	12,689
Total intangible assets, net		$64,691	$79,383

Amortization expense was as follows:

	Year Ended December 31,
Dollars in thousands	2014	2013	2012
Retailer relationships	$5,432	$6,250	$4,456
Developed technology	6,800	2,833	—
Other	2,460	1,850	922
Total amortization of intangible assets	$14,692	$10,933	$5,378
Less: amortization included in discontinued operations	(38)	(26)	(21)
Total amortization of intangible assets from continuing operations	$14,654	$10,907	$5,357

Assuming no future impairment, the expected future amortization as of December 31, 2014 is as follows:

Dollars in thousands	Retailer Relationships	Developed Technology	Other	Total
2015	$4,012	$6,800	$2,407	$13,219
2016	4,012	6,800	2,307	13,119
2017	4,012	6,800	2,285	13,097
2018	4,012	3,967	1,664	9,643
2019	4,012	—	801	4,813
Thereafter	10,035	—	765	10,800
Total expected amortization	$30,095	$24,367	$10,229	$64,691